Summary of Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		42 Months Ended	45 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Accounting Policies [Abstract]
Company retains percentage of retail sales fort content library	90.00%		90.00%
The Federal Deposit Insurance Corporation (FDIC) provide deposits coverage	$ 250,000		$ 250,000		$ 250,000	$ 250,000
Net impairment of intangible assets			1,393,131	1,720,229	3,623,360	3,113,360
Expenses for marketing, promotions and advertising	$ 1,500	$ 0	$ 0	$ 43,414	$ 2,676,509	$ 2,678,009
Common stock equivalents from warrants and convertible notes payable	50,700,000	14,500,000	51,500,000	8,131,000